Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay-Versus-Performance
The following table presents certain information regarding compensation paid to Nabors’ CEO and other NEOs, and certain measures of financial performance, for the three years ended December 31, 2022. The amounts shown below are calculated in accordance with Item 402(v) of Regulation
S-K.

Year	Summary Compensation Table Total for CEO ($) (1)	Compensation Actually Paid to CEO ($) (2)	Average Summary Compensation Table total for Non-CEO Named Executive Officers ($) (3)	Average Summary Compensation Actually Paid to Non-CEO Named Executive Officers ($) (2)(3)	Value of Initial Fixed $100 Investment Based on:		Stated in Thousands
					Total Shareholder Return of Nabors	DJ US Oil Equipment & Services Index (4)	Net Income (Loss) $	Adjusted EBITDA $ (5)

2022	10,789,762	30,117,200	2,588,615	5,325,474	110.05	125.60	(350,262)	709,392

2021	9,984,321	18,318,728	2,123,611	2,932,914	57.62	75.93	(572,925)	481,940

2020	17,538,345	4,758,974	2,680,569	1,001,102	41.38	60.66	(820,252)	563,892

(1)
The dollar amounts reported are the amounts of total compensation reported for our CEO, Mr. Petrello, in the Summary Compensation Table for fiscal years 2022, 2021 and 2020. Mr. Petrello served as CEO for each of the years presented.

(2)
The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amounts of compensation paid to our CEO or other NEOs during the applicable year, but also include (i) the year-end
value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of th
e prior year, measured through the date the awards vested or were forfeited, or through the end of the reported fiscal year, and (iii) certain dividends paid on unvested equity awards.

(3)
The dollar amounts reported are the average amounts of total compensation reported for our NEOs, other than our CEO, in the Summary Compensation Table for fiscal years 2022, 2021 and 2020. For each of the years presented, reflects compensation information for Mr. Andrews and Mr. Restrepo, our non-PEO
NEOs for those years.

(4)
Reflects cumulative total shareholder return of the Dow Jones US Oil Equipment & Services Index (“DJUSOESI”), as of December 31, 2022. The DJUSOESI is the peer group used by the Company for purposes of Item 201(e) of Regulation
S-K
under the Exchange Act in the Company’s Annual Report on Form
10-K
for the year ended December 31, 2022.

(5)
Adjusted EBITDA represents net income (loss) before income (loss) from discontinued operations, net of tax, income tax expense (benefit), investment income (loss), interest expense, other, net and depreciation and amortization. For a reconciliation of net income attributable to the Company on a GAAP basis to adjusted EBITDA, see Annex A.

To calculate the amounts in the “Compensation Actually Paid to CE
O
” column in the t
ab
le above, the following amounts were deducted from and added to (as applicable) our CEO’s “Total” compensation as reported in the Summary Compensation Table (SCT):

Year	Summary Compensation Table for CEO ($)	Reported Value of Equity Awards for CEO ($) (1)	Equity Award Adjustments for CEO ($) (2)	Reported Change in the Actuarial Present Value of Pension Benefits for CEO ($) (4)	Pension Benefits Adjustments for CEO $ (4)	Compensation Actually Paid to CEO $

2022	10,789,762	(4,560,545)	23,887,983	0	0	30,117,200

2021	9,984,321	(4,503,129)	12,837,536	0	0	18,318,728

2020	17,538,345	(12,909,062)	129,691	0	0	4,758,974

(1)	Represents the grant date fair value of the equity awards to our CEO, as reported in the “Stock Awards” column in the SCT for each applicable year.

(2)	Represents the year-over-year change in the fair value of equity awards to our CEO, as itemized in the table below. No awards vested in the year they were granted.

Fair Value of Equity Awards for CEO	2022 $	2021 $	2020 $

As of year-end for awards granted during the year	14,669,230	10,201,921	6,575,358

Year-over-year increase (decrease) of outstanding and unvested awards granted in prior years	8,175,298	1,976,273	(5,946,996)

Increase (decrease) from prior fiscal year–end for awards that vested during the year	999,593	611,033	(618,880)

Dividends Paid on Unvested Shares and Stock Options	43,862	48,309	120,209

Total Equity Award Adjustments	23,887,983	12,837,536	129,691
(3)	Represents the dividends paid to our CEO on unvested restricted stock and performance share units accrued pursuant to the respective award agreements.

(4)	Our CEO only participates in a 401(k) and Nonqualified Executive Deferred Compensation Plan.
To calculate the amounts in the “Average Compensation Actually Paid to
Non-CEO
Named Executive Officers” column in the table above, the following amounts were deducted from and added to (as applicable) the average of the “Total” compensation of our non-CEO
NEOs for each applicable year, as reported in the SCT for that year:

Year	Average Reported Value of Summary Compensation Table for Non-CEO NEOs ($)	Average Reported Value of Equity Awards for Non- CEO NEOs ($) (1)	Average Equity Award Adjustments for Non-CEO NEOs ($) (2)	Average Reported Change in the Actuarial Present Value of Pension Benefits for Non- CEO NEOs ($) (2)	Average Pension Benefits Adjustments for Non-CEO NEOs $ (4)	Average Compensation Actually Paid to Non- CEO NEOs $

2022	2,588,615	(937,370)	3,674,229	0	0	5,325,474

2021	2,123,611	(848,078)	1,657,381	0	0	2,932,914

2020	2,680,569	(1,572,561)	(106,905)	0	0	1,001,102

(1)
Represents the average of the grant date fair value of the equity awards to our named executive officers (other than our CEO), as reported in the “Stock Awards” column in the SCT for each applicable year.

(2)
Represents the average of the year-over-year change in the fair value of equity awards to our named executive officers (other than our CEO), as itemized in the table below. No awards vested in the year they were granted.

Fair Value of Equity Awards for Non-CEO NEOs	2022 $	2021 $	2020 $

As of year-end for awards granted during the year	2,276,260	1,363,948	770,137

Year-over-year increase (decrease) of outstanding and unvested awards granted in prior years	1,281,721	217,721	(828,255)

Increase (decrease) from prior fiscal year–end for awards that vested during the year	110,083	67,231	(65,796)

Average Dividends Paid on Unvested Shares and Stock Options	6,165	8,481	17,009

Total Equity Award Adjustments	3,674,229	1,657,381	(106,905)

(3)	Represents the dividends paid to our named executive officers (other than our CEO) on unvested restricted stock and performance share units accrued pursuant to the respective award agreements.

(4)	Our named executive officers (other than our CEO) only participate in a 401(k) and Nonqualified Executive Deferred Compensation Plan.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	The dollar amounts reported are the average amounts of total compensation reported for our NEOs, other than our CEO, in the Summary Compensation Table for fiscal years 2022, 2021 and 2020. For each of the years presented, reflects compensation information for Mr. Andrews and Mr. Restrepo, our non-PEO
	NEOs for those years.
Peer Group Issuers, Footnote [Text Block]	Reflects cumulative total shareholder return of the Dow Jones US Oil Equipment & Services Index (“DJUSOESI”), as of December 31, 2022. The DJUSOESI is the peer group used by the Company for purposes of Item 201(e) of Regulation
S-K
under the Exchange Act in the Company’s Annual Report on Form
10-K
	for the year ended December 31, 2022.
PEO Total Compensation Amount	$ 10,789,762	$ 9,984,321	$ 17,538,345
PEO Actually Paid Compensation Amount	$ 30,117,200	18,318,728	4,758,974
Adjustment To PEO Compensation, Footnote [Text Block]
To calculate the amounts in the “Compensation Actually Paid to CE
O
” column in the t
ab
le above, the following amounts were deducted from and added to (as applicable) our CEO’s “Total” compensation as reported in the Summary Compensation Table (SCT):

Year	Summary Compensation Table for CEO ($)	Reported Value of Equity Awards for CEO ($) (1)	Equity Award Adjustments for CEO ($) (2)	Reported Change in the Actuarial Present Value of Pension Benefits for CEO ($) (4)	Pension Benefits Adjustments for CEO $ (4)	Compensation Actually Paid to CEO $

2022	10,789,762	(4,560,545)	23,887,983	0	0	30,117,200

2021	9,984,321	(4,503,129)	12,837,536	0	0	18,318,728

2020	17,538,345	(12,909,062)	129,691	0	0	4,758,974

(1)	Represents the grant date fair value of the equity awards to our CEO, as reported in the “Stock Awards” column in the SCT for each applicable year.

(2)	Represents the year-over-year change in the fair value of equity awards to our CEO, as itemized in the table below. No awards vested in the year they were granted.

Fair Value of Equity Awards for CEO	2022 $	2021 $	2020 $

As of year-end for awards granted during the year	14,669,230	10,201,921	6,575,358

Year-over-year increase (decrease) of outstanding and unvested awards granted in prior years	8,175,298	1,976,273	(5,946,996)

Increase (decrease) from prior fiscal year–end for awards that vested during the year	999,593	611,033	(618,880)

Dividends Paid on Unvested Shares and Stock Options	43,862	48,309	120,209

Total Equity Award Adjustments	23,887,983	12,837,536	129,691
(3)	Represents the dividends paid to our CEO on unvested restricted stock and performance share units accrued pursuant to the respective award agreements.

(4)	Our CEO only participates in a 401(k) and Nonqualified Executive Deferred Compensation Plan.

Non-PEO NEO Average Total Compensation Amount	$ 2,588,615	2,123,611	2,680,569
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,325,474	2,932,914	1,001,102
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
To calculate the amounts in the “Average Compensation Actually Paid to
Non-CEO
Named Executive Officers” column in the table above, the following amounts were deducted from and added to (as applicable) the average of the “Total” compensation of our non-CEO
NEOs for each applicable year, as reported in the SCT for that year:

Year	Average Reported Value of Summary Compensation Table for Non-CEO NEOs ($)	Average Reported Value of Equity Awards for Non- CEO NEOs ($) (1)	Average Equity Award Adjustments for Non-CEO NEOs ($) (2)	Average Reported Change in the Actuarial Present Value of Pension Benefits for Non- CEO NEOs ($) (2)	Average Pension Benefits Adjustments for Non-CEO NEOs $ (4)	Average Compensation Actually Paid to Non- CEO NEOs $

2022	2,588,615	(937,370)	3,674,229	0	0	5,325,474

2021	2,123,611	(848,078)	1,657,381	0	0	2,932,914

2020	2,680,569	(1,572,561)	(106,905)	0	0	1,001,102

(1)
Represents the average of the grant date fair value of the equity awards to our named executive officers (other than our CEO), as reported in the “Stock Awards” column in the SCT for each applicable year.

(2)
Represents the average of the year-over-year change in the fair value of equity awards to our named executive officers (other than our CEO), as itemized in the table below. No awards vested in the year they were granted.

Fair Value of Equity Awards for Non-CEO NEOs	2022 $	2021 $	2020 $

As of year-end for awards granted during the year	2,276,260	1,363,948	770,137

Year-over-year increase (decrease) of outstanding and unvested awards granted in prior years	1,281,721	217,721	(828,255)

Increase (decrease) from prior fiscal year–end for awards that vested during the year	110,083	67,231	(65,796)

Average Dividends Paid on Unvested Shares and Stock Options	6,165	8,481	17,009

Total Equity Award Adjustments	3,674,229	1,657,381	(106,905)

(3)	Represents the dividends paid to our named executive officers (other than our CEO) on unvested restricted stock and performance share units accrued pursuant to the respective award agreements.

(4)	Our named executive officers (other than our CEO) only participate in a 401(k) and Nonqualified Executive Deferred Compensation Plan.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid vs. Nabors TSR
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid vs. Adjusted EBITDA
Total Shareholder Return Vs Peer Group [Text Block]	Nabors TSR vs. DJ US Oil Equipment & Services Index
Tabular List [Table Text Block]

Financial Performance Measures
Adjusted EBITDA
Adjusted Free Cash Flow
Total Shareholder Return
Net Debt Reduction

Total Shareholder Return Amount	$ 110.05	57.62	41.38
Peer Group Total Shareholder Return Amount	125.6	75.93	60.66
Net Income (Loss)	$ (350,262)	$ (572,925)	$ (820,252)
Company Selected Measure Amount	709,392	481,940	563,892
PEO Name	Mr. Petrello
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Net Debt Reduction
PEO [Member] | As of Year End for Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 14,669,230	$ 10,201,921	$ 6,575,358
PEO [Member] | Year Over Year Increase (Decrease) of Outstanding and Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,175,298	1,976,273	(5,946,996)
PEO [Member] | Increase (Decrease) from Prior Fiscal Year End for Awards that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	999,593	611,033	(618,880)
PEO [Member] | Dividends Paid on Unvested Shares and Stock Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	43,862	48,309	120,209
PEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	23,887,983	12,837,536	129,691
PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,560,545)	(4,503,129)	(12,909,062)
PEO [Member] | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Total Pension Benefits Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | As of Year End for Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,276,260	1,363,948	770,137
Non-PEO NEO [Member] | Year Over Year Increase (Decrease) of Outstanding and Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,281,721	217,721	(828,255)
Non-PEO NEO [Member] | Increase (Decrease) from Prior Fiscal Year End for Awards that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	110,083	67,231	(65,796)
Non-PEO NEO [Member] | Dividends Paid on Unvested Shares and Stock Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,165	8,481	17,009
Non-PEO NEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,674,229	1,657,381	(106,905)
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(937,370)	(848,078)	(1,572,561)
Non-PEO NEO [Member] | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Total Pension Benefits Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0